Derivative Liabilities - Schedule of Fair Value Measurement (Details)	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023		Nov. 21, 2023		Dec. 31, 2022		Jul. 15, 2022
Risk-free interest rate [Member]
Schedule of Fair Value Measurement [Line Items]
Derivative Liability, Measurement Input	3.66					4.41		4.73		3.12
Expected life [Member]
Schedule of Fair Value Measurement [Line Items]
Derivative Liability, Measurement Input	3		[1]		[1]		[1]		[1]		[1]
Expected dividend rate [Member]
Schedule of Fair Value Measurement [Line Items]
Derivative Liability, Measurement Input	0	0		0		0		0		0
Expected volatility [Member]
Schedule of Fair Value Measurement [Line Items]
Derivative Liability, Measurement Input	142
Exercise price [Member]
Schedule of Fair Value Measurement [Line Items]
Derivative Liability, Measurement Input	88
Number of steps [Member]
Schedule of Fair Value Measurement [Line Items]
Derivative Liability, Measurement Input	300

[1]	On April 28, 2023, the Company amended the warrant agreements for the 167 derivative liability warrants outstanding. The amendment removed the clause to automatically convert warrants to shares on IPO date and all warrants were given an expiry date of April 27, 2027. This led to an increase in the expected life input in the Black-Scholes model as of December 31, 2023 compared to December 31, 2022, when the Company used the expected IPO date to calculate the expected life of the warrants.